Restricted Net Assets - Additional Information (Detail) - 12 months ended Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Amount of restricted net assets	¥ 71,376	$ 11,200
Percentage of restricted net assets	25.00%
Minimum [Member]
Percentage of annual after-tax profit required to allocate to the general reserve fund	10.00%
Maximum [Member]
Percentage of registered capital threshold when no longer required to allocate annual after-tax profit to general reserve fund	50.00%
Percentage of registered capital threshold when no longer required to allocate annual after-tax profit to statutory surplus fund	50.00%